Derivative liability - Summary of derivative liabilities (Details)		12 Months Ended
	Nov. 05, 2021 CAD ($) Y $ / shares shares	Dec. 31, 2021 CAD ($) USD ($) $ / shares	Dec. 31, 2021 CAD ($) USD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Number of warrants issued | shares	8,175,000
Price per share | $ / shares	$ 3.75	$ 1.85
Fair value of derivative liabilities	$ 11,577,426	$ 6,661,122	$ 6,661,122
Change in fair value of derivative financial liabilities			$ 4,916,304	$ 0
Risk-free interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	1.01	1.02	1.02
Expected volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	81	82	82
Expected dividend yield
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	0	0	0
Expected life
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	3	2.85	2.85